Annual Fund Operating Expenses	Jun. 27, 2025
Blueprint Adaptive Growth Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2026
Blueprint Adaptive Growth Allocation Fund | Blueprint Adaptive Growth Allocation Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.06%
Expenses (as a percentage of Assets)	1.27%	[1]
Fee Waiver or Reimbursement	0.04%	[2]
Net Expenses (as a percentage of Assets)	1.31%	[1],[3]
HVIA Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 1, 2026
HVIA Equity Fund | HVIA Equity Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%	[4]
Distribution and Service (12b-1) Fees	0.25%	[4]
Other Expenses (as a percentage of Assets):	0.46%	[4]
Expenses (as a percentage of Assets)	1.45%	[4],[5]
Fee Waiver or Reimbursement	(0.20%)	[4],[5],[6]
Net Expenses (as a percentage of Assets)	1.25%	[4],[5]
HVIA Equity Fund | HVIA Equity Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.20%	[5]
Fee Waiver or Reimbursement	(0.20%)	[5],[6]
Net Expenses (as a percentage of Assets)	1.00%	[5]
Nia Impact Solutions Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2026
Nia Impact Solutions Fund | Nia Impact Solutions Fund [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.38%	[7]
Fee Waiver or Reimbursement	(0.40%)	[8]
Net Expenses (as a percentage of Assets)	0.98%	[7]

[1]	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” will not correlate to the ratios of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses”.
[2]	During the fiscal year ended February 28, 2025, the Adviser recouped $67,383 of prior years’ management fee reductions and expense reimbursements.
[3]	Blueprint Fund Management, LLC (the “Adviser”) has contractually agreed, until June 30, 2026, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund Fees and Expenses, costs to organize the Fund, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to 1.25% of the Fund’s average daily net assets of its Institutional Class shares. Management Fee reductions and expense reimbursements by the Adviser and Sub-Adviser are subject to repayment by the Fund for a period of three years after the date that such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to June 30, 2026, this agreement may not be modified or terminated without the approval of the Board of Trustees (the “Board”). This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.
[4]	As of the date of this Prospectus, Investor Class shares are not being offered.
[5]	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” will not correlate to the ratio of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[6]	The initials “HVIA” in the Fund’s name are an initialism for Hudson Valley Investment Advisors, Inc. (the “Adviser”) which has contractually agreed, until July 1, 2026, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of each class of shares of the Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.24% and 0.99% of the average daily net assets of Investor Class and Institutional Class shares, respectively. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after the date that such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to July 1, 2026, this agreement may not be modified or terminated without the approval of the Fund’s Board of Trustees (the “Board”). This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.
[7]	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” will not correlate to the ratio of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[8]	Effective June 30, 2025, Nia Impact Capital (the “Adviser”) has contractually agreed, until June 30, 2026, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.97% of the average daily net assets of the Fund. Prior to June 30, 2025, the Adviser had contractually agreed, until June 30, 2025, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after the date that such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to June 30, 2026, this agreement may not be modified or terminated without the approval of the Fund’s Board of Trustees (the “Board”). This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.